Basis Of Prepartion Of Financial Statements	6 Months Ended
Jun. 30, 2022
Disclosure of changes in accounting estimates [abstract]
Basis of preparation of Financial Statements
2. BASIS OF PREPARTION OF FINANCIAL STATEMENTS
The principal accounting policies applied in the preparation of these Interim Financial Statements are set out below. These policies have been consistently applied, unless otherwise stated.
The Interim Financial Statements of LumiraDx Limited have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These Interim Financial Statements were authorized for issue by the Board on September 13, 2022.
The Interim Financial Statements have been prepared under the historical cost convention and in accordance with IAS 34 “Interim Financial Reporting.” However, they do not include all of the notes that would be required in a complete set of financial statements. Thus, this interim financial report should be read in conjunction with the consolidated financial statements for the year ended December 31, 2021, included in the Company’s Annual Report on Form 20-F, which was filed with the U.S. Securities and Exchange Commission on April 13, 2022 (the “Annual Report”).
The preparation of Interim Financial Statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated Financial Statements, are disclosed in
Note 3
of the Annual Report.
LumiraDx Limited was incorporated on August 24, 2016. On September 29, 2016, the Company acquired all of the outstanding shares of LumiraDx Holdings Limited in a share for share exchange. LumiraDx Holdings Limited was incorporated on September 1, 2014. The consolidated Financial Statements of LumiraDx Limited have been prepared as if the share exchange had occurred on September 1, 2014 to reflect the continuous operations of the Company.
Going concern
During the
six months
ended June 30, 2022
,
the Group incurred a loss of $203,568, and operating cash outflows of $84,440. As of
June 30, 2022
, the Group had net assets of $15,495. The Group has financed its operations principally through issuances of debt and equity securities, and the Group requires ongoing additional funding to continue to develop its commercial operations and research and development projects for future products.
The financial statements have been prepared on a going concern basis which the directors consider to be appropriate for the following reasons.
The directors have prepared cash flow forecasts for a period of at least 12 months from the date of approval of these financial statements which indicate that the Group will have sufficient funds to meet their liabilities as they fall due for that period (the going concern period).
The Group has minimum committed expenses including payroll for current employees, lease and other contractual commitments and interest payments on debt obligations of approximately $13,000 per month; however, the Group will be required to spend considerably more in order to continue to execute on its entire strategic business plan.

In

March
2022
,
the
Company
entered into privately negotiated subscription agreements with certain investors wherein the
Company
sold and investors purchased $
56.5
million of Convertible Senior Subordinated Notes due 2027.
 The notes bear annual interest of
6
%,
payable semi-annually in arrears starting September 1, 2022
. The notes mature on
March 1, 2027
and are convertible at the holder’s option at an initial conversion rate of approximately $
9.22
per share.
In April 2022, the Company consummated the first closing of a private
placement offering pursuant to which it received an initial investment of $26.1 million in cash and entered into a royalty agreement (the “Instrument Financing Agreement”) with USB Focus Fund LumiraDx 2A, LLC, USB Focus Fund LumiraDx 2B, LLC and certain other related investors (collectively, the “Investors”), and Pear Tree Partners, L.P. The terms of the Instrument Financing Agreement provide that the Investors may invest up to an aggregate maximum amount of $50 million in the Company, or such higher amount as agreed to by the Company and the Investors (the “Invested Amount”), in one or more closings, in order to fund the purchase of additional LumiraDx instruments, allowing the Company to further expand instrument placements. In consideration of such investment, the Company has agreed to pay to the Investors on a semi-annual basis and over a three-year period (subject to extension in certain events), a payment that is equal to 20% of the total gross amount invoiced by the Group in respect of sales of test strips for use in such funded LumiraDx instruments which are allocated to the Invested Amount by the Company in accordance with the terms of the Instrument Financing Agreement (the “Instrument Financing Payments”). In June 2022 the Company closed an additional $15.4 million investment with the Investors.
The 2021 Senior Secured Loan matures in March 2024 and contains customary covenants including achieving certain revenue levels for the years ending December 31, 2021, 2022 and 2023 and maintaining minimum liquidity levels. The Group met the 2021 revenue covenant and has met the minimum liquidity levels. For the 2022 revenue covenant and quarterly liquidity levels, the Group’s short-term revenue prospects and liquidity levels will vary with the amount of demand for its
SARS-CoV-2
products. While the directors believe that the Group’s
SARS-CoV-2
products will continue to remain in high demand as
COVID-19
vaccines are available, the continued efficacy of such vaccines or the mitigation of the
COVID-19
pandemic earlier than expected for any other reason could negatively impact demand for the Group’s Platform and sales of its Instrument, test strips and other products. In addition, competitors may produce more accurate tests or tests which receive more favorable demand, both of which may impact the Group’s revenue streams and ability to meet the covenants.
On June 17, 2022, the Group entered into a second amendment to the 2021 Senior Secured Loan, to provide for, among other things, immediate revisions to the minimum net sales and the minimum liquidity covenants (the “Amendment”). In July 2022 the Group entered into a third amendment which reduced the definition of Qualifying Financing to be at least $100.0 million (or its equivalent in another currency or currencies).
In July, the Company closed a registered public stock offering. The gross proceeds from the offering were
$75
million. In addition to the shares sold in the public offering, the Company also sold additional common shares to raise gross proceeds of
$25.0
million in a concurrent private placement to one of its existing investors, the Bill & Melinda Gates Foundation. The underwriters of the registered public offering had a
30-day
option to purchase additional common shares at the public offering price and purchased
 $7
million of common shares in August. In total, the Company received aggregate net proceeds of approximately
 $100
million, after fees and commissions, from the registered public offering and the concurrent private placement.
The directors believe that, if necessary, they will be able to obtain waivers of covenant violations or restructure the existing obligations, although there are no guarantees that these will be achieved. The directors believe the Group and company will be able to meet their liabilities as they fall due for the going concern period and have therefore prepared the financial statements on a going concern basis.
However, these circumstances represent a material uncertainty that may cast significant doubt on the Group’s and the Company’s ability to continue as a going concern and therefore, to continue realizing their assets and discharging their liabilities in the normal course of business. The financial statements do not include any adjustments that would result from the basis of preparation being inappropriate.
Significant Accounting Policies
The accounting policies applied to these Interim Financial Statements are the same as those applied in the Group’s Consolidated Financial Statements as of and for the year ended December 31, 2021, as presented in the Annual Report.
Management judgements and estimates
The preparation of the Interim Financial Statements requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of revenues, expenses, assets, liabilities and related disclosures. If in the future such estimates and assumptions, which are based on management’s best judgement at the date of the Interim Financial Statements, deviate from the actual circumstances, the original estimates and assumptions will be modified as appropriate in the period in which the circumstances change. The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty are the same as those applied in the Group’s Consolidated Financial Statements as of and for the year ended December 31, 2021, as presented in the Annual Report.
Adoption of New Accounting Standards
There have been no recent new accounting standards that have had an impact on the Interim Financial Statements. New accounting standards not listed below were assessed and determined to be either not applicable or did not have a material impact on the Interim Financial Statements or processes.